TAXATION (Tables)	12 Months Ended
Dec. 31, 2014
TAXATION
Composition of income tax expense

	2012	2013	2014
	RMB	RMB	RMB
Current income tax expense	317,283,820	329,612,294	228,395,153
Deferred tax benefit	(22,757,864)	(35,871,972)	(97,573,997)
Income tax expense	294,525,956	293,740,322	130,821,156

Reconciliation of the differences between statutory tax rate and the effective tax rate

	2012	2013	2014
Statutory CIT rate	25%	25%	25%
Tax differential from statutory rate applicable to Subsidiaries	(17)%	(15)%	(98)%
Non-deductible expenses incurred	10%	11%	106%
Change in valuation allowance	3%	5%	64%
Withholding tax	10%	—	—
Effective CIT rate	31%	26%	97%

Significant components of deferred tax assets and liabilities

	2013	2014
	RMB	RMB
Deferred tax assets:
Loss carry forward	86,735,795	200,151,440
Accrued liability for customer reward related programs	60,078,932	82,762,839
Accrued staff salary	34,842,016	74,414,938
Others	2,058,552	19,623,649
Less: Valuation allowance of deferred tax assets	(86,735,795)	(183,449,500)
Total deferred tax assets	96,979,500	193,503,366

Deferred tax liabilities, non-current:
Recognition of intangible assets arise from business combinations	(63,197,155)	(132,506,644)

Net deferred tax assets	33,782,345	60,996,722

Schedule of movement of valuation allowances

	2012	2013	2014
	RMB	RMB	RMB
Balance at beginning of year	14,785,786	37,852,274	86,735,795
Current year additions	27,991,746	48,883,521	96,713,705
Current year disposal due to divestitures	(4,925,258)	—	—
Balance at end of year	37,852,274	86,735,795	183,449,500

Effect of preferential tax on China operations
	2012	2013	2014
	RMB	RMB	RMB
Tax holiday effect	119,971,884	146,321,156	85,036,934
Basic net income per ADS effect	0.88	1.11	0.62
Diluted net income per ADS effect	0.83	0.96	0.56